Investment in Affiliates (Summary of Investment in Affiliates) (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2021	Mar. 31, 2021
Investments in and Advances to Affiliates, Schedule of Investments [Abstract]
Shares	¥ 900,583	¥ 853,937
Loans and others	34,344	33,827
Investment in Affiliates	¥ 934,927	¥ 887,764